Amortization and depreciation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of PP&E	$ 156,587,000	$ 152,854,000
Amortization of intangible assets	156,926,000	157,033,000
Amortization of contract costs related to transition costs	70,321,000	56,490,000
Included in costs of services, selling and administrative	383,834,000	366,377,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	3,591,000	2,336,000
Amortization of deferred financing fees (presented in finance costs)	721,000	1,090,000
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	1,339,000	1,494,000
Impairment of PP&E (presented in restructuring costs)	1,924,000	5,907,000
Impairment of intangible assets	1,266,000	0
Total amortization and depreciation	392,675,000	377,204,000
Property, plant and equipment under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of PP&E	$ 7,841,000	$ 11,623,000